Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other reserves, beginning balance	£ 2,220	£ 2,340	£ 2,239
Transferred to income and expense in the year on disposals	(20)	(284)	(354)
Transferred to income and expense in the year on impairments		23	10
Net fair value movement in the year	(17)	336	369
Ordinary shares acquired by ESOP Trusts	(656)	(576)	(99)
Write-down of shares held by ESOP Trusts	520	381	175
Other reserves, ending balance	2,047	2,220	2,340
ESOP trust shares [member]
Other reserves, beginning balance	(286)	(75)	(151)
Transferred to income and expense in the year on disposals	22	(16)
Ordinary shares acquired by ESOP Trusts	(656)	(576)	(99)
Write-down of shares held by ESOP Trusts	520	381	175
Other reserves, ending balance	(400)	(286)	(75)
Fair value reserve [member]
Other reserves, beginning balance	380	295	274
Transferred to income and expense in the year on disposals	(42)	(268)	(356)
Transferred to income and expense in the year on impairments		23	10
Net fair value movement in the year	(9)	330	367
Other reserves, ending balance	329	380	295
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(3)	(9)	(13)
Transferred to income and expense in the year on disposals			2
Net fair value movement in the year	(8)	6	2
Other reserves, ending balance	(11)	(3)	(9)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129